Supplementary Balance Sheet Information - Changes in Deferred Revenues (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs and Future Payment Commitment for Retail Supply Agreements [Line Items]
Balance at beginning of year	$ 24,110	$ 24,421
Revenue recognized during the year	(29,608)	(31,584)
Deferred revenue relating to new sales	21,086	31,273
Balance at end of year	$ 15,588	$ 24,110